Commitments and Contingencies (Details) - Diamond eagle acquisition - USD ($)	3 Months Ended	9 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Other Commitments [Line Items]
Deferred Discount	$ 14,000,000	$ 14,000,000
Deferred discount as a percent of gross offering proceeds	3.50%	3.50%